Related Party Transactions (Tables)	3 Months Ended
Jan. 31, 2025
Related Party Transactions [Abstract]
Schedule of Key Management Personnel for Employment Services	The compensation to key management personnel for services they provide to the Company is as follows:
	Three months ended	Three months ended
	January 31,	January 31,
	2025	2024
Officers:
Consulting fees	$84,000	$160,688
Share based compensation	73,929	15,701
	$157,929	$176,389
Directors:
Directors’ fees	$58,206	$74,623
Share based compensation	117,595	17,221
	$175,801	$91,844

Schedule of Balances with Related Parties	Balances with related parties
	January 31,	October 31,
	2025	2024
Amounts owed to officers	$28,593	$29,498
Amounts owed to directors	19,473	19,464
	$48,066	$48,962